UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Shares                                                                Value $
-------                                                              -----------
          COMMON STOCK -- 98.3%
          AUSTRALIA  -- 4.3%
  7,417   Aspen Group REIT                                                 3,114
  8,746   Ausdrill                                                        14,572
    894   Bank of Queensland                                               8,692
 36,939   Bendigo Mining                                                   7,836
    655   Coal & Allied Industries                                        46,641
 24,625   Commonwealth Property Office Fund REIT                          19,807
  5,004   iiNET                                                            8,691
 32,610   Macquarie CountryWide Trust REIT                                16,286
 11,199   Metcash                                                         42,070
  1,404   National Australia Bank                                         32,725
  6,333   Nomad Building Solutions                                         1,512
  3,344   Origin Energy                                                   47,351
  2,375   QBE Insurance Group                                             48,115
 10,664   Rubicon America Trust REIT (1) (2) (3)                              --
  1,055   Servcorp                                                         3,357
  2,554   Sonic Healthcare                                                32,034
  8,328   Stockland REIT                                                  27,457
  5,493   Suncorp-Metway                                                  43,212
 13,158   Telstra                                                         38,845
  2,795   Washington H Soul Pattinson                                     33,722
                                                                     -----------
                                                                         476,039
          AUSTRIA  -- 1.0%
    826   Oesterreichische Post                                           22,436
    769   OMV                                                             30,494
    569   Raiffeisen International Bank Holding                           28,385
  2,101   Telekom Austria                                                 29,072
                                                                     -----------
                                                                         110,387
          BELGIUM  -- 1.6%
  1,311   Belgacom                                                        47,942
    577   Compagnie Maritime Belge                                        17,448
    632   Delhaize Group                                                  49,597
    551   Econocom Group                                                   7,448
    791   Euronav                                                         17,438
    490   Mobistar                                                        30,926
     66   Wereldhave Belgium REIT                                          5,722
                                                                     -----------
                                                                         176,521
          BERMUDA  -- 0.7%
  5,548   Catlin Group                                                    30,138
  7,879   Hiscox                                                          43,190
                                                                     -----------
                                                                          73,328
          BRAZIL  -- 1.0%
    800   Cia de Saneamento Basico do Estado de Sao Paulo ADR             27,240
  1,400   Cia Energetica de Minas Gerais ADR                              23,338
    900   Cremer                                                           7,450
  1,200   Light                                                           15,873
  1,000   Tele Norte Leste Participacoes ADR                              17,820
    800   Telecomunicacoes de Sao Paulo ADR                               17,904
                                                                    ------------
                                                                         109,625
          CANADA  -- 10.5%
  2,100   AGF Management Class B                                          31,557
  2,300   Alimentation Couche Tard Class B                                43,316
  2,000   AltaGas Income Trust                                            34,131

 Shares                                                                Value $
-------                                                              -----------
  2,800   Avenir Diversified Income Trust                                 14,113
    900   Bank of Montreal                                                43,763
  1,200   BCE                                                             30,825
  1,300   Bell Aliant Regional Communications Income Fund                 31,704
  2,600   CML Healthcare Income Fund                                      32,336
  1,900   Davis & Henderson Income Fund                                   30,115
  4,300   Daylight Resources Trust                                        41,657
    700   Empire Class A                                                  31,341
  1,400   EnCana                                                          42,809
    682   Enerplus Resources Fund                                         14,520
  1,340   Enerplus Resources Fund (Canada)                                28,431
  1,400   Ensign Energy Services                                          19,663
  1,300   Freehold Royalty Trust                                          18,563
    800   IGM Financial                                                   31,210
  1,000   InnVest REIT                                                     5,442
    605   Keyera Facilities Income Fund                                   13,725
    600   Manitoba Telecom Services                                       18,992
  2,200   Mullen Group                                                    32,916
  3,200   NAL Oil & Gas Trust                                             38,451
    200   National Bank of Canada                                         10,568
  4,100   Paramount Energy Trust                                          18,748
    800   Parkland Income Fund                                             9,022
  4,300   Pengrowth Energy Trust                                          43,225
  2,600   Penn West Energy Trust                                          42,815
  3,200   Peyto Energy Trust                                              38,661
  1,200   Power Corp. of Canada                                           31,487
  5,200   Precision Drilling Trust                                        40,505
  1,400   Rogers Communications Class B                                   43,673
  5,500   Sherritt International                                          31,578
    900   TELUS                                                           27,882
  1,600   TMX Group                                                       45,289
    700   Toronto-Dominion Bank                                           41,238
  2,300   Total Energy Services                                           14,862
  1,400   TransForce                                                      10,643
    900   Vicwest Income Fund                                             15,317
  4,800   Yellow Pages Income Fund                                        23,565
  1,100   Zargon Energy Trust                                             19,955
                                                                     -----------
                                                                       1,138,613
          CHILE  -- 0.5%
  2,378   Administradora de Fondos de Pensiones Provida                    7,261
 45,416   Enersis                                                         20,931
 19,905   Inversiones Aguas Metropolitanas                                24,312
 73,050   Madeco                                                           4,447
                                                                     -----------
                                                                          56,951
          CHINA  -- 0.4%
 48,000   China Telecom Class H                                           20,033
 10,000   Great Wall Technology                                            4,277
 37,000   Honghua Group                                                    5,672
 24,000   People's Food Holdings                                          12,463
                                                                     -----------
                                                                          42,445
          CZECH REPUBLIC  -- 0.3%
  1,215   Telefonica O2 Czech Republic                                    28,775
                                                                     -----------
          DENMARK  -- 0.2%
    464   D/S Norden                                                      20,569
                                                                     -----------

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Shares                                                                Value $
-------                                                              -----------
          FINLAND  -- 2.8%
  1,489   Elisa                                                           32,598
    809   Kesko B Shares                                                  26,135
    932   Kone                                                            37,772
  1,360   Metso                                                           46,104
  1,995   Orion                                                           43,732
  4,108   Pohjola Bank Class A                                            42,490
    667   Sampo                                                           16,221
  1,146   Wartsila                                                        54,484
                                                                     -----------
                                                                         299,536
          FRANCE  -- 7.5%
  2,182   ABC Arbitrage                                                   19,907
  1,944   AXA                                                             40,430
    588   Bouygues                                                        29,162
    972   Carrefour                                                       47,627
    282   Casino Guichard Perrachon                                       23,245
    202   Cegid Group                                                      5,321
    243   Ciments Francais                                                23,955
    384   CNP Assurances                                                  34,080
  1,628   Credit Agricole                                                 25,823
    155   Esso Francaise                                                  20,556
     74   Fonciere Des Regions REIT                                        7,377
  1,898   France Telecom                                                  43,750
  1,139   GDF Suez                                                        43,302
  1,186   Generale de Sante                                               20,802
    893   Nexity                                                          32,638
    922   Rallye                                                          32,540
    613   Sanofi-Aventis                                                  45,556
    331   Schneider Electric                                              34,434
  2,173   SCOR                                                            50,526
    386   Sword Group                                                     15,253
    715   Total                                                           41,686
    108   Total Gabon                                                     42,980
    248   Vallourec                                                       42,982
    798   Vinci                                                           42,940
  1,676   Vivendi                                                         43,803
                                                                     -----------
                                                                         810,675
          GERMANY  -- 4.0%
    414   Allianz                                                         46,162
    648   Aurubis                                                         26,262
    730   BASF                                                            41,726
    300   Bechtle                                                          7,836
  1,449   Deutsche Lufthansa                                              23,355
  3,349   Deutsche Telekom                                                43,448
  1,057   E.ON                                                            39,071
    174   EnBW Energie Baden-Wuerttemberg                                  9,303
    288   Generali Deutschland Holding                                    29,713
     12   KSB                                                              7,238
    773   Metro                                                           42,463
    508   MTU Aero Engines Holding                                        26,360
    224   Muenchener Rueckversicherungs                                   33,697
    426   Sixt                                                            13,960
  1,197   SQS Software Quality Systems                                     4,353
    493   Wincor Nixdorf                                                  33,494
                                                                     -----------
                                                                         428,441

 Shares                                                                Value $
-------                                                              -----------
          GREECE  -- 0.9%
  1,341   Eurobank Properties Real Estate Investment                      13,573
  1,775   Hellenic Telecommunications Organization                        24,487
  3,581   Mytilineos Holdings                                             21,946
  1,842   OPAP                                                            40,531
                                                                     -----------
                                                                         100,537
          GUERNSEY  -- 0.0%
  3,969   IRP Property Investments Limited                                 5,442
                                                                     -----------
          HONG KONG  -- 1.6%
 28,000   Champion REIT                                                   11,830
133,644   Champion Technology Holdings                                     4,476
  4,000   China Mobile                                                    38,000
  8,000   China Pharmaceutical Group                                       4,091
 16,000   China Ting Group Holdings                                        2,741
 13,000   Goldlion Holdings                                                3,483
 57,000   GZI Real Estate Investment Trust                                21,734
  7,000   Industrial & Commercial Bank of China Asia                      13,706
 22,000   Lerado Group Holdings                                            3,344
 28,000   Norstar Founders Group (1) (2) (3)                                  --
 26,000   Public Financial Holdings                                       12,894
 68,000   Shenzhen Investment                                             24,439
 30,000   SIM Technology Group                                             4,483
 21,000   Sunlight REIT                                                    5,329
 15,000   TAI Cheung Holdings                                              8,309
  7,200   Transport International Holdings                                20,729
                                                                     -----------
                                                                         179,588
          HUNGARY  -- 0.3%
  8,579   Magyar Telekom Telecommunications                               31,083
                                                                     -----------
          INDONESIA  -- 0.4%
 58,000   Bumi Resources                                                  15,361
  5,000   Indo Tambangraya Megah                                          16,800
 41,500   Timah                                                            9,881
                                                                     -----------
                                                                          42,042
          IRELAND  -- 0.4%
  3,548   Anglo Irish Bank (1) (2) (3)                                        --
    944   DCC                                                             25,706
  7,529   United Drug                                                     22,966
                                                                     -----------
                                                                          48,672
          ISRAEL  -- 1.1%
 15,496   Bezeq Israeli Telecommunication (3)                             39,609
  1,094   Cellcom Israel (3)                                              34,871
    206   IDB Holding (3)                                                  7,863
  9,003   Israel Discount Bank Class A  (1) (3)                           20,263
    877   Partner Communications (3)                                      18,123
                                                                     -----------
                                                                         120,729
          ITALY  -- 2.6%
 15,636   Banca Monte dei Paschi di Siena                                 25,452
    725   Banco di Sardegna                                               10,384

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Shares                                                                Value $
-------                                                              -----------
  3,327   BasicNet                                                         9,166
  1,551   Buzzi Unicem                                                    23,225
  2,182   Caltagirone                                                      7,049
  1,508   Finmeccanica                                                    21,013
    651   Fondiaria-Sai                                                   10,642
  7,162   Intek                                                            3,207
  2,841   MARR                                                            25,013
  2,974   Mediaset                                                        22,720
  2,381   Milano Assicurazioni                                             6,570
  6,967   Parmalat                                                        17,532
  1,256   Piccolo Credito Valtellinese Scarl                               8,986
  6,910   Recordati                                                       49,963
 19,714   Telecom Italia                                                  29,657
    935   Unione di Banche Italiane                                       12,925
                                                                     -----------
                                                                         283,504
          JAPAN  -- 19.7%
  3,300   Airport Facilities                                              17,509
    200   Alconix                                                          7,244
  4,000   Ando                                                             4,696
  1,200   AOKI Holdings                                                   12,268
  1,800   Aoyama Trading                                                  25,042
  1,500   Arcs                                                            20,453
      6   Asax                                                             5,244
  1,300   Astellas Pharma                                                 48,095
  1,800   Capcom                                                          29,787
  1,800   Century Tokyo Leasing                                           21,453
  1,300   Charle                                                           4,622
  2,000   Chubu Shiryo                                                    18,432
  1,600   Chubu Steel Plate                                                8,684
  3,000   COMSYS Holdings                                                 29,807
    700   Cosmos Pharmaceutical                                           15,438
    700   Create SD Holdings                                              12,189
      3   DA Office Investment REIT                                        5,838
  2,000   Daiichi Jitsugyo                                                 5,007
  1,100   Daiichikosho                                                    13,598
    300   Daikoku Denki                                                    5,616
  2,000   Daimei Telecom Engineering                                      14,909
 11,000   Daishi Bank                                                     36,918
  3,000   Daiwa Industries                                                13,591
  1,100   Eisai                                                           41,000
    800   Electric Power Development                                      23,279
    700   Excel                                                            7,971
    600   Fuji                                                             2,193
    600   Fuji Electronics                                                 5,789
      5   Fujishoji                                                        6,125
    800   Fukuda Denshi                                                   19,140
  1,200   Furusato Industries                                              6,646
  2,700   Heiwa                                                           29,159
  2,800   Hitachi Capital                                                 37,497
  2,000   Hosiden                                                         23,837
  2,500   IT Holdings                                                     28,245
      5   ITC Networks                                                    11,198
  4,000   ITOCHU                                                          31,369
  1,600   Itochu Enex                                                      6,788
      4   Japan Excellent                                                 17,723
      3   Japan Hotel and Resort REIT                                      4,204

 Shares                                                                Value $
-------                                                              -----------
      4   JAPAN OFFICE Investment REIT                                     4,027
     16   Japan Prime Realty Investment REIT Class A                      30,749
  6,000   Japan Radio                                                     11,564
      4   Japan Retail Fund Investment REIT                               18,609
  4,000   JFE Shoji Holdings                                              14,134
      4   Joint REIT Investment                                            7,572
  6,000   Kagoshima Bank                                                  42,800
  4,000   Kandenko                                                        25,521
  1,100   Kansai Electric Power                                           25,088
  1,000   Kanto Natural Gas Development                                    5,261
  2,000   Kasumi                                                          10,191
  1,300   Kato Sangyo                                                     22,622
  2,000   Kawasumi Laboratories                                           12,339
      9   KDDI                                                            47,502
  2,000   Kyorin                                                          29,021
  3,000   Kyowa Exeo                                                      26,484
  6,000   Lion                                                            28,977
  5,000   Marubeni                                                        29,187
  1,000   Megachips                                                       14,311
  3,000   Meisei Industrial                                                6,247
      4   MID REIT                                                         8,861
     44   Mitsui Knowledge Industry                                        7,700
  2,000   Mitsui-Soko                                                      7,133
     15   Money Partners Group                                             5,508
    600   Muto Seiko                                                       6,041
  1,000   Namura Shipbuilding                                              5,627
    600   NEC Mobiling                                                    15,711
  1,100   NEC Networks & System Integration                               11,880
  8,000   Nichirei                                                        29,951
  5,000   Nihon Spindle Manufacturing                                      7,200
  4,000   Nippon Mining Holdings                                          17,324
  3,000   Nippon Oil                                                      14,056
  5,000   Nippon Steel Trading                                             8,141
  1,200   Nippon Telegraph & Telephone                                    50,642
 12,000   Nishimatsu Construction                                         13,957
 15,000   Nishi-Nippon City Bank                                          38,879
  1,000   Nisshin Oillio Group                                             5,350
      8   Nomura Real Estate Office Fund                                  46,256
     16   NTT Data                                                        49,801
     33   NTT DoCoMo                                                      49,456
    600   Okabe                                                            2,087
      7   Okinawa Cellular Telephone                                      12,964
    800   Ono Pharmaceutical                                              35,578
      4   Orix JREIT                                                      19,716
 13,000   Osaka Gas                                                       45,791
     22   Pacific Golf Group International Holdings                       15,596
    800   Pack                                                            10,447
    600   Ryosan                                                          14,422
    500   S Foods                                                          4,442
  3,000   San-Ai Oil                                                      11,498
  5,000   San-In Godo Bank                                                39,710
    700   Sanshin Electronics                                              5,350
  1,000   Sekisui Jushi                                                    8,341
  2,500   Seven & I Holdings                                              54,746

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Shares                                                                Value $
-------                                                              -----------
  1,800   Shinko Plantech                                                 19,300
  2,600   Shinnihon                                                        4,176
  4,000   Shinsho                                                          6,646
  3,000   Showa Sangyo                                                     9,803
    700   Siix                                                             7,568
  2,100   Sojitz                                                           3,861
  1,100   SRA Holdings                                                     9,821
     12   SRI Sports                                                      11,511
  3,900   Sumitomo                                                        44,020
    700   Sumitomo Mitsui Financial Group                                 22,757
  4,000   Taihei Kogyo                                                    16,216
  1,200   Takeda Pharmaceutical                                           52,769
    570   Token                                                           12,394
  3,000   Tokyo Tekko                                                      8,773
      5   Tokyu REIT                                                      22,873
  3,000   TonenGeneral Sekiyu                                             24,956
  3,000   Toppan Forms                                                    32,034
  5,000   Toyo Kanetsu                                                     9,249
     90   UKC Holdings                                                     1,102
  4,000   UNY                                                             30,660
  2,000   Valor                                                           16,083
                                                                     -----------
                                                                       2,137,543
          MALAYSIA  -- 0.9%
 15,400   Affin Holdings                                                  11,596
  9,400   Hong Leong Financial Group                                      20,822
 40,400   KNM Group                                                        8,700
  7,600   Petronas Dagangan                                               19,373
 11,200   RHB Capital                                                     17,294
 28,000   TA Enterprise                                                    5,743
  5,900   TAN Chong Motor Holdings                                         5,445
  5,800   YTL Power International                                          3,722
                                                                     -----------
                                                                          92,695
          MALTA  -- 0.0%
 22,416   BGP Holdings (1) (2) (3)                                            --
                                                                     -----------
          NETHERLANDS  -- 3.8%
    245   Accell Group                                                    11,519
  7,320   Brit Insurance Holdings                                         21,913
    853   Fugro                                                           50,915
    645   Koninklijke Boskalis Westminster                                22,773
    779   Koninklijke DSM                                                 36,523
  2,616   Koninklijke KPN                                                 43,489
    784   Nutreco Holding                                                 41,779
  1,331   Royal Dutch Shell                                               37,269
  1,363   Royal Dutch Shell A Shares                                      37,979
  1,632   Royal Dutch Shell B Shares                                      43,661
    849   Sligro Food Group                                               25,720
    124   Smit Internationale                                             10,630
    446   Vastned Offices/Industrial REIT                                  7,538
    235   Vastned Retail REIT                                             15,873
    105   Wereldhave REIT                                                  9,493
                                                                     -----------
                                                                         417,074
          NEW ZEALAND  -- 0.2%
 13,956   Air New Zealand                                                 12,622
  8,052   ING Property Trust REIT                                          4,347
                                                                     -----------
                                                                          16,969

 Shares                                                                Value $
-------                                                              -----------
          NORWAY  -- 2.5%
  3,500   Aker Solutions                                                  47,274
    550   Bonheur                                                         16,343
  1,300   Farstad Shipping                                                30,289
  1,200   Fred Olsen Energy                                               47,186
  1,800   Kongsberg Gruppen                                               25,984
  2,880   SpareBank 1 SMN                                                 25,407
  1,148   Sparebank 1 SR Bank                                              9,885
    350   Sparebanken More                                                13,473
  1,807   StatoilHydro                                                    40,882
  1,400   Veidekke                                                        11,996
                                                                     -----------
                                                                         268,719
          PHILIPPINES  -- 0.6%
    760   Globe Telecom                                                   14,987
 17,000   Metropolitan Bank & Trust                                       15,388
    600   Philippine Long Distance Telephone ADR                          33,582
  4,300   Union Bank of Philippines                                        3,521
                                                                     -----------
                                                                          67,478
          POLAND  -- 0.6%
  1,297   KGHM Polska Miedz                                               43,103
  2,065   Telekomunikacja Polska                                          11,497
    313   Zaklady Azotowe Pulawy                                           8,418
                                                                     -----------
                                                                          63,018
          PORTUGAL  -- 0.7%
  7,147   Banco BPI                                                       20,027
  2,426   Banco Espirito Santo                                            14,174
  3,852   Portugal Telecom                                                40,056
                                                                     -----------
                                                                          74,257
          RUSSIA  -- 0.3%
    700   Mobile Telesystems ADR                                          33,446
                                                                     -----------
          SINGAPORE  -- 1.9%
 17,000   Beyonics Technology                                              2,358
 24,000   Boustead Singapore                                              13,403
  8,000   CapitaCommercial Trust REIT                                      6,033
 30,000   CH Offshore                                                     13,979
 19,000   CSE Global                                                      11,827
 18,000   Hi-P International                                               8,835
 18,000   Jurong Technologies Industrial (1) (2) (3)                          --
 59,000   Mapletree Logistics Trust                                       32,738
 18,800   MobileOne                                                       27,684
 18,000   SembCorp Industries                                             45,202
 23,000   StarHub                                                         35,505
  9,000   UOB-Kay Hian Holdings                                            9,860
                                                                     -----------
                                                                         207,424
          SOUTH AFRICA  -- 0.7%
  1,549   Exxaro Resources                                                21,550
  2,991   Grindrod                                                         5,908
    539   Kumba Iron Ore                                                  22,989
    537   Palabora Mining                                                  7,610
  3,729   Pick'n Pay Holdings                                              8,369
  1,221   Spar Group                                                      11,378
                                                                     -----------
                                                                          77,804

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Shares                                                                Value $
-------                                                              -----------
          SOUTH KOREA  -- 1.2%
    860   Daesang Holdings                                                 2,230
    460   Daewoo Shipbuilding & Marine Engineering                         7,186
    840   Daishin Securities                                              11,055
    120   Dongwon F&B                                                      4,743
    180   Global & Yuasa Battery                                           3,286
  1,530   Hanil E-Wha                                                      6,431
    490   Hanyang Securities                                               4,313
    210   Husteel                                                          2,918
    780   Hyundai Marine & Fire Insurance                                 11,949
    134   Hyundai Mipo Dockyard                                           12,606
  1,000   INFAC                                                            2,343
    160   INTOPS                                                           2,347
    450   ISU Chemical                                                     4,719
  2,610   IsuPetasys                                                       5,170
    530   Jinheung Mutual Savings Bank                                     1,816
    190   Kolon Engineering & Construction                                   936
    190   Kyeryong Construction Industrial                                 3,198
     60   Nexen                                                            1,944
     86   Nong Shim Holdings                                               4,861
    390   Poongsan Holdings                                                6,496
    110   Pusan City Gas                                                   1,913
    100   SeAH Steel                                                       3,008
  1,100   SK Telecom ADR                                                  19,063
    240   Youngone Holdings                                                7,042
                                                                     -----------
                                                                         131,573
          SPAIN  -- 3.2%
  2,619   Almirall                                                        34,679
  2,679   Banco Bilbao Vizcaya Argentaria                                 41,230
  2,509   Banco Santander Central Hispano                                 35,831
    825   Caja de Ahorros del Mediterraneo                                 6,600
  6,042   Criteria Caixacorp                                              27,494
    637   Financiera Alba                                                 32,025
  2,086   Iberdrola                                                       17,874
  9,049   Mapfre                                                          35,883
    540   Miquel y Costas & Miquel                                        10,856
  1,766   Repsol                                                          41,981
    762   Sociedad General de Aguas de Barcelona                          21,035
  1,685   Telefonica                                                      40,569
                                                                     -----------
                                                                         346,057
          SWEDEN  -- 2.5%
    400   AddTech                                                          6,254
  1,104   Axfood                                                          32,057
  1,000   D Carnegie  (1) (2) (3)                                             --
    846   Fabege                                                           5,039
  2,818   Industrivarden Class C                                          31,281
  1,300   NCC Class B Shares                                              19,534
  3,158   Nordea Bank                                                     29,305
  4,493   Peab                                                            26,032
    600   Ratos Class B Shares                                            16,691
  2,055   Securitas Class B                                               20,016
  1,900   Svenska Cellulosa B Shares                                      25,772
    676   Svenska Handelsbanken A Shares                                  17,790
  6,695   TeliaSonera                                                     45,216
                                                                     -----------
                                                                         274,987

 Shares                                                                Value $
-------                                                              -----------
          SWITZERLAND  -- 3.3%
    600   Baloise Holding                                                 50,066
     71   Banque Cantonale Vaudoise                                       28,719
    144   Bellevue Group                                                   4,718
    246   Compagnie Financiere Tradition                                  28,251
    105   Galenica                                                        38,264
    541   Gottex Fund Management Holdings                                  4,142
    101   Helvetia Holding                                                31,592
    908   Novartis                                                        48,670
    193   Roche Holding                                                   32,482
    452   Sulzer                                                          38,355
     98   Valora Holding                                                  22,527
    149   Zurich Financial Services                                       31,975
                                                                     -----------
                                                                         359,761
          TAIWAN  -- 1.9%
  4,000   Altek                                                            7,112
  7,000   Audix                                                            4,810
  1,767   Chunghwa Telecom ADR                                            33,543
  6,000   Feng TAY Enterprise                                              5,203
  1,600   Himax Technologies ADR                                           4,752
 21,505   Inventec                                                        12,353
  6,000   Maxtek Technology                                                9,523
  3,000   MIN AIK Technology                                               4,287
  3,150   Promate Electronic                                               2,292
 11,907   Quanta Computer                                                 23,818
  5,000   Shih Wei Navigation                                              6,495
 25,130   Sinon                                                           10,227
 54,000   Taiwan Cooperative Bank                                         31,695
  4,000   Taiwan Navigation                                                5,090
 10,000   Taiwan Sogo Shin Kong SEC                                        6,887
  6,000   Ttet Union                                                       6,874
  4,000   U-Ming Marine Transport                                          7,626
  8,000   Weikeng Industrial                                               4,758
  8,000   Wistron                                                         15,251
  4,000   Yufo Electronics                                                 5,084
                                                                     -----------
                                                                         207,680
          THAILAND  -- 1.3%
 18,400   Bangchak Petroleum                                               7,877
  5,100   Bangkok Bank                                                    17,297
  4,100   Bangkok Bank                                                    13,967
 14,200   Bangkok Expressway                                               8,605
 57,300   Charoen Pokphand Foods                                          19,866
  8,000   Hana Microelectronics                                            5,065
  7,300   Kiatnakin Bank                                                   5,304
 25,300   Lanna Resources                                                 11,060
 45,800   MCS Steel                                                        5,910
 13,700   Padaeng Industry                                                 6,980
  5,100   Precious Shipping                                                2,890
 18,400   Property Perfect                                                 1,986
 14,800   SC Asset                                                         4,819
    700   Siam Makro                                                       1,836
 11,800   Thai Plastic & Chemical                                          6,403
 15,600   Thai Union Frozen Products                                      15,520
  5,900   Thanachart Capital                                               3,451
                                                                     -----------
                                                                         138,836

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Shares                                                                Value $
-------                                                              -----------
          TURKEY  -- 0.5%
    105   Bagfas Bandirma Gubre Fabrik                                     8,140
  3,685   Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                        7,782
    572   Tupras Turkiye Petrol Rafine                                    11,946
  4,298   Turk Hava Yollari                                               15,799
  4,390   Turk Telekomunikasyon                                           15,256
                                                                     -----------
                                                                          58,923
          UNITED KINGDOM  -- 10.4%
  5,315   Anglo Pacific Group                                             20,823
  2,043   Arriva                                                          15,943
  1,047   AstraZeneca                                                     48,754
  3,019   Atkins WS                                                       28,725
  7,431   Aviva                                                           46,165
  6,218   BAE Systems                                                     35,100
  6,278   Balfour Beatty                                                  26,845
  6,061   Beazley                                                         10,148
  4,359   BP                                                              40,910
  5,690   Brewin Dolphin Holdings                                         12,520
 24,853   Chaucer Holdings                                                18,182
  6,616   Chesnara                                                        22,059
  3,419   Chime Communications                                            11,345
  5,828   Cineworld Group                                                 14,632
    822   Clarkson                                                        10,345
  4,409   Computacenter                                                   20,954
  5,308   Davis Service Group                                             34,376
  6,719   Delta                                                           17,030
 11,800   Dimension Data Holdings                                         14,624
  3,775   Drax Group                                                      24,822
 11,520   Ennstone  (1) (2) (3)                                               --
  7,735   Fiberweb                                                         7,700
  7,196   Filtrona                                                        20,414
  5,307   Game Group                                                       7,833
  2,359   GlaxoSmithKline                                                 45,890
  2,169   Hill & Smith Holdings                                           11,585
  7,884   Home Retail Group                                               32,275
  1,649   Interior Services Group                                          4,378
  7,273   International Power                                             37,426
  2,521   Interserve                                                       8,538
  3,516   Investec                                                        23,968
  4,831   J Sainsbury                                                     25,022
  5,164   John Wood Group                                                 28,159
  1,407   Keller Group                                                    14,062
 19,526   Legal & General Group                                           23,699
  7,478   Man Group                                                       28,341
  2,042   Pearson                                                         29,111
  5,002   Prudential                                                      46,233
  3,473   Raymarine                                                          150
  1,789   Robert Wiseman Dairies                                          14,304
 12,716   RSA Insurance Group                                             26,211
  3,427   Severfield-Rowen                                                11,878
  2,786   Sthree                                                          13,579
  4,400   Tanjong                                                         22,380
  5,532   Tate & Lyle                                                     35,058
  7,488   Tesco                                                           50,956
 21,528   Vodafone Group                                                  46,319

 Shares                                                                Value $
-------                                                              -----------
  2,948   Wincanton                                                       10,536
  2,971   WPP                                                             27,627
  1,140   WSP Group                                                        4,867
                                                                     -----------
                                                                       1,132,801
                                                                     -----------
          TOTAL COMMON STOCK
             (Cost $10,672,684)                                       10,690,547
                                                                     -----------
          PREFERRED STOCK -- 0.9%
          BRAZIL  -- 0.5%
  1,200   Banco Daycoval                                                   5,921
  1,200   Bradespar                                                       24,717
    300   Cia Energetica do Ceara Class A                                  4,740
    620   Eletropaulo Metropolitana Eletricidade de Sao Paulo
             Class B                                                      11,810
                                                                     -----------
                                                                          47,188
          GERMANY  -- 0.4%
     28   KSB                                                             16,771
    461   Volkswagen                                                      37,456
                                                                     -----------
                                                                          54,227
          TOTAL PREFERRED STOCK
             (Cost $107,585)                                             101,415
                                                                     -----------
          WARRANTS -- 0.0%
          FRANCE  -- 0.0%
     74   Fonciere Des Regions, Expires 12/31/10 (1)                          58
                                                                     -----------
          ITALY  -- 0.0%
  2,105   Mediobanca, Expires 03/20/11 (1)                                   340
    935   Unione di Banche Italiane, Expires 06/30/11 (1)                     56
                                                                     -----------
                                                                             396
                                                                     -----------
          TOTAL WARRANTS
             (Cost $ -- )                                                    454
                                                                     -----------
          RIGHTS -- 0.0%
          TAIWAN  -- 0.0%
    105   Shih Wei Navigation Expires 03/01/10 (1)
             (Cost $ -- )                                                     12
                                                                     -----------
          SHORT-TERM INVESTMENT (4) -- 2.0%
213,007   JPMorgan Prime Money Market Fund, 0.030%
             (Cost $213,007)                                             213,007
                                                                     -----------
          TOTAL INVESTMENTS -- 101.2%
             (Cost $10,993,276)*                                      11,005,435
                                                                     -----------
          LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.2)%               (130,826)
                                                                     -----------
          NET ASSETS -- 100.0%                                       $10,874,609
                                                                     -----------

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

* At January 31, 2010, the tax basis cost of the Fund's investments was $10,993,276, and the unrealized appreciation and depreciation were $921,861 and $(909,702), respectively.

(1)  Denotes non-income producing security.

(2) Security considered illiquid. On January 31, 2010 the value of these securities amounted to $0 representing less than 0.1% of the net assets of the Fund.

(3)  Security is fair valued.

(4)  The rate shown represents the 7-day current yield as of January 31, 2010.

ADR -- American Depositary Receipt
REIT -- Real Estate Investment Trust

Amounts designated as "--" are $0 or rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
            COMMON STOCK -- 92.9%
            BRAZIL -- 11.5%
   55,439   Banco Bradesco ADR                                           918,068
  121,100   BM&FBOVESPA                                                  817,957
   29,500   BR Malls Participacoes (1)                                   320,873
   19,804   BRF - Brasil Foods (1)                                       474,426
    6,300   BRF - Brasil Foods ADR (1)                                   302,967
   11,100   Cia Brasileira de Distribuicao Grupo
               Pao de Acucar ADR                                         740,592
    3,300   Cia de Bebidas das Americas ADR                              305,448
    9,800   Cia Energetica de Minas Gerais ADR                           163,366
   14,000   Cia Siderurgica Nacional ADR                                 407,680
   21,343   Energias do Brasil                                           400,316
  128,455   Itau Unibanco Holding ADR                                  2,461,198
   73,600   OGX Petroleo e Gas Participacoes                             656,062
   54,200   PDG Realty Empreendimentos e Participacoes                   431,656
   23,000   Petroleo Brasileiro                                          466,419
   28,900   Petroleo Brasileiro ADR                                    1,172,473
   33,845   Tele Norte Leste Participacoes ADR                           603,118
    4,200   Vale                                                         108,994
   30,300   Vale ADR                                                     781,437
   28,442   Vivo Participacoes ADR                                       796,091
                                                                    ------------
                                                                      12,329,141
            CHILE -- 1.5%
    9,400   Empresa Nacional de Electricidad ADR                         478,930
   41,300   Lan Airlines ADR                                             680,211
   12,400   Sociedad Quimica y Minera de Chile ADR                       451,112
                                                                    ------------
                                                                       1,610,253
            CHINA -- 10.6%
  756,000   Bank of China Class H                                        365,189
  317,000   China Coal Energy Class H                                    485,927
2,734,000   China Construction Bank Class H                            2,106,030
  167,000   China Life Insurance Class H                                 745,392
   81,800   China Pacific Insurance Group (1)                            304,520
  568,000   China Shanshui Cement Group                                  331,445
  331,500   China Shenhua Energy Class H                               1,426,247
  350,000   Golden Eagle Retail Group                                    632,093
  562,000   Hidili Industry International Development                    594,353
1,034,000   Industrial & Commercial Bank of China Class H                759,207
  466,000   Jiangsu Expressway Class H                                   417,192
  169,000   Parkson Retail Group                                         289,972
    7,700   Perfect World ADR (1)                                        287,133
  444,000   PetroChina Class H                                           503,304
  165,000   Ping An Insurance Group of China Class H                   1,292,267
  147,007   Shanghai Lujiazui Finance & Trade Zone Development
               Class B                                                   262,407
   28,400   Tencent Holdings                                             531,190
                                                                    ------------
                                                                      11,333,868
            CZECH REPUBLIC -- 0.5%
    2,500   Komercni Banka                                               504,763
                                                                    ------------

  Shares                                                               Value $
---------                                                           ------------
            EGYPT -- 0.5%
   30,207   Commercial International Bank (2)                            325,193
  167,164   Talaat Moustafa Group (1) (2)                                216,353
                                                                    ------------
                                                                         541,546
            HONG KONG -- 6.7%
   83,500   Beijing Enterprises Holdings                                 582,438
   86,000   Belle International Holdings                                  97,819
  253,000   China Mengniu Dairy                                          782,162
  234,000   China Merchants Holdings International                       785,215
  119,000   China Mobile                                               1,130,508
    3,900   China Mobile ADR                                             183,105
  150,000   China Overseas Land & Investment                             268,965
   44,000   China Resources Power Holdings                                85,471
  702,000   China Unicom Hong Kong                                       794,860
1,239,000   CNOOC                                                      1,761,997
2,201,140   Franshion Properties China                                   728,695
                                                                    ------------
                                                                       7,201,235
            HUNGARY -- 3.2%
  188,818   Magyar Telekom Telecommunications                            684,116
    7,426   MOL Hungarian Oil & Gas                                      693,350
   67,899   OTP Bank                                                   2,032,001
                                                                    ------------
                                                                       3,409,467
            INDIA -- 3.2%
    6,900   HDFC Bank ADR                                                816,270
   22,000   Infosys Technologies ADR                                   1,142,020
   15,450   Mahindra & Mahindra GDR                                      340,506
   22,950   Reliance Industries GDR (3)                                1,044,225
                                                                    ------------
                                                                       3,343,021
            INDONESIA -- 2.5%
1,140,000   Bank Mandiri                                                 570,305
1,110,000   Bumi Resources                                               293,981
  286,000   Indocement Tunggal Prakarsa                                  413,162
  279,000   Perusahaan Perkebunan London Sumatra Indonesia               253,772
  771,500   Telekomunikasi Indonesia                                     771,913
  218,000   United Tractors                                              393,076
                                                                    ------------
                                                                       2,696,209
            ISRAEL -- 3.5%
  152,858   Bank Hapoalim (1) (2)                                        654,704
  137,340   Bezeq Israeli Telecommunication (2)                          351,053
   46,315   Makhteshim-Agan Industries (2)                               231,769
   44,200   Teva Pharmaceutical Industries ADR                         2,507,024
                                                                    ------------
                                                                       3,744,550
            MALAYSIA -- 2.7%
  332,100   Bumiputra-Commerce Holdings                                1,231,874
  181,200   Genting                                                      374,293
  280,100   IJM                                                          377,515
  189,600   Kuala Lumpur Kepong                                          919,946
                                                                    ------------
                                                                       2,903,628
            RUSSIA -- 8.2%
  144,043   Gazprom ADR                                                3,544,898
   26,100   LUKOIL ADR                                                 1,432,890
   11,600   Mechel ADR                                                   229,564

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

  Shares                                                               Value $
---------                                                           ------------
   29,916   MMC Norilsk Nickel ADR (1)                                   465,194
   22,500   Mobile Telesystems ADR                                     1,075,050
    3,750   NovaTek GDR                                                  268,125
  113,250   Rosneft Oil GDR                                              882,217
      186   Sberbank GDR                                                  56,736
   38,800   Severstal GDR                                                481,120
   17,550   Uralkali GDR                                                 377,501
                                                                    ------------
                                                                       8,813,295
            SOUTH AFRICA -- 6.7%
   59,783   ABSA Group                                                 1,053,360
   26,446   African Rainbow Minerals                                     583,115
  101,620   Aveng                                                        473,470
    3,197   Bidvest Group                                                 55,038
   53,998   Gold Fields                                                  631,098
   41,165   Impala Platinum Holdings                                   1,067,039
  111,610   JD Group                                                     638,667
   39,586   MTN Group                                                    568,646
   24,102   Naspers N Shares                                             854,086
   69,205   Raubex Group                                                 205,273
   74,599   Standard Bank Group                                        1,065,728
                                                                    ------------
                                                                       7,195,520
            SOUTH KOREA -- 15.6%
   47,730   Daegu Bank                                                   611,712
   10,818   GS Engineering & Construction                                829,999
   30,110   Hana Financial Group                                         865,335
    6,287   Hyundai Department Store                                     550,730
   18,356   Hyundai Engineering & Construction                         1,020,218
    2,966   Hyundai Heavy Industries                                     478,676
   15,680   Hyundai Motor                                              1,529,162
   14,640   Korea Electric Power                                         484,547
   17,180   LG Display                                                   561,942
    4,298   LG Electronics                                               404,317
    3,493   MegaStudy                                                    633,967
    4,066   NHN (1)                                                      607,075
    4,190   POSCO                                                      1,938,241
    5,737   Samsung Electronics                                        3,881,771
      758   Samsung Electronics GDR (3)                                  261,510
   30,270   Shinhan Financial Group (1)                                1,071,088
    1,430   Shinsegae                                                    647,924
    4,531   SK Energy                                                    412,549
                                                                    ------------
                                                                      16,790,763
            TAIWAN -- 7.9%
  195,960   Acer                                                         550,246
  336,000   Asustek Computer                                             652,121
   51,700   AU Optronics ADR                                             565,598
  286,000   Cathay Financial Holding                                     485,246
   32,200   Cathay Financial Holding GDR (1)                             546,308
  840,966   China Steel                                                  855,577
   11,000   China Steel GDR                                              223,815
      205   Chunghwa Telecom ADR                                           3,900
  460,000   Far Eastern New Century                                      506,871
  118,000   HON HAI Precision Industry                                   496,823
  161,864   HON HAI Precision Industry GDR                             1,362,976
   26,370   KGI Securities GDR (1)                                       249,196
  158,139   Taiwan Semiconductor Manufacturing                           304,447

  Shares                                                               Value $
---------                                                           ------------
  132,984   Taiwan Semiconductor Manufacturing ADR                     1,351,117
  325,840   Uni-President Enterprises                                    348,841
                                                                    ------------
                                                                       8,503,082
            THAILAND -- 3.6%
  288,000   Bangkok Bank                                                 976,786
    6,600   Banpu NVDR                                                   105,059
  574,800   Kasikornbank                                               1,429,635
3,296,200   Land & Houses                                                541,582
  124,800   PTT                                                          839,024
                                                                    ------------
                                                                       3,892,086
            TURKEY -- 4.5%
   19,138   Akenerji Elektrik Uretim                                     235,340
  107,043   TAV Havalimanlari Holding (1)                                443,538
   29,661   Tupras Turkiye Petrol Rafine                                 619,466
   90,268   Turkcell Iletisim Hizmet                                     663,602
  351,477   Turkiye Garanti Bankasi                                    1,491,599
   87,395   Turkiye Halk Bankasi                                         601,596
  173,735   Turkiye Is Bankasi Class C                                   772,130
                                                                    ------------
                                                                       4,827,271
            TOTAL COMMON STOCK
               (Cost $97,301,039)                                     99,639,698
                                                                    ------------
            EQUITY-LINKED WARRANT (3) (4) -- 1.4%
            RUSSIA -- 1.4%
  538,134   Sberbank Savings Bank of the Russian Federation,
               Expires 02/28/18
               (Cost $1,243,310)                                       1,555,207
                                                                    ------------
            PREFERRED STOCK -- 4.4%
            BRAZIL -- 4.4%
   16,579   Bradespar                                                    341,485
   10,248   Cia Energetica de Minas Gerais                               170,465
    1,391   Itau Unibanco Holding                                         26,666
   55,723   Petroleo Brasileiro ADR                                    2,010,486
   14,187   Usinas Siderurgicas de Minas Gerais Class A                  373,362
   79,300   Vale ADR                                                   1,790,594
      500   Vale Class A                                                  11,179
                                                                    ------------
            TOTAL PREFERRED STOCK
               (Cost $4,782,323)                                       4,724,237
                                                                    ------------
            SHORT-TERM INVESTMENT (5) -- 0.7%
  774,240   JPMorgan Prime Money Market Fund, 0.030%
               (Cost $774,240)                                           774,240
                                                                    ------------
            TOTAL INVESTMENTS -- 99.4%
               (Cost $104,100,912) *                                 106,693,382
                                                                    ------------
            OTHER ASSETS LESS LIABILITIES -- 0.6%                        635,432
                                                                    ------------
            NET ASSETS -- 100.0%                                    $107,328,814
                                                                    ------------

SCHRODER EMERGING MARKET EQUITY FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

* At January 31, 2010, the tax basis cost of the Fund's investments was $104,100,912, and the unrealized appreciation and depreciation were $5,259,912 and $(2,667,442), respectively.

(1)  Denotes non-income producing security.

(2)  Security is fair valued.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2010, the value of these securities amounted to $2,860,942, representing 2.7% of the net assets of the Fund.

(4)  Security is not readily marketable.

(5)  The rate shown represents the 7-day current yield as of January 31, 2010.

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
NVDR -- New Vehicle Delivery Receipt

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Shares                                                                Value $
---------                                                            -----------
            COMMON STOCK -- 88.9%
            AUTO & TRANSPORTATION  -- 1.0%
    9,800   Ryder System                                                 356,720
    6,600   Wabtec                                                       252,978
                                                                     -----------
                                                                         609,698
            CONSUMER DISCRETIONARY  -- 19.3%
   89,100   Burger King Holdings                                       1,553,904
    8,600   Copart (1)                                                   290,336
   20,600   Corrections Corp. of America (1)                             385,426
   29,300   DeVry                                                      1,789,058
   14,300   Dick's Sporting Goods (1)                                    319,891
   87,200   Interpublic Group of Cos. (1)                                563,312
    8,400   Lamar Advertising Class A (1)                                240,240
    9,100   Magna International Class A                                  501,137
   12,300   Men's Wearhouse                                              247,845
   36,400   Monster Worldwide (1)                                        567,476
   25,100   Pinnacle Entertainment (1)                                   204,816
   13,400   Rent-A-Center (1)                                            268,000
   70,400   Republic Services                                          1,886,016
   13,700   Ross Stores                                                  629,241
   64,500   Scientific Games Class A (1)                                 908,160
   36,200   VeriSign (1)                                                 829,342
                                                                     -----------
                                                                      11,184,200
            CONSUMER STAPLES  -- 2.2%
   29,200   NBTY (1)                                                   1,300,276
                                                                     -----------
            FINANCIAL SERVICES  -- 15.6%
    8,600   Bank of Hawaii                                               391,128
   73,500   Chimera Investment REIT                                      288,120
   13,000   Comerica                                                     448,630
   17,300   Cullen/Frost Bankers                                         887,836
    5,100   Dun & Bradstreet                                             402,747
   14,700   Federated Investors Class B                                  373,086
   12,500   Global Payments                                              556,250
   37,300   HCC Insurance Holdings                                     1,010,830
    8,600   Health Care REIT                                             369,800
   21,900   Investment Technology Group (1)                              448,950
   12,700   Lazard LP Class A                                            489,458
   38,300   People's United Financial                                    619,311
   18,400   Reinsurance Group of America                                 896,448
    8,400   Westamerica Bancorporation                                   466,872
   56,600   WR Berkley                                                 1,377,078
                                                                     -----------
                                                                       9,026,544
            HEALTH CARE  -- 13.4%
    3,700   Alexion Pharmaceuticals (1)                                  171,569
    4,700   Amedisys (1)                                                 258,265
   24,500   DaVita (1)                                                 1,464,120
   22,900   DENTSPLY International                                       767,837
   21,100   Emdeon Class A (1)                                           321,775
    6,700   Emergency Medical Services (1)                               351,817
   11,900   Endo Pharmaceuticals Holdings (1)                            239,309
    6,600   Gen-Probe (1)                                                283,338
    8,100   Hospira (1)                                                  410,184
   15,900   Life Technologies (1)                                        790,389
   19,400   LifePoint Hospitals (1)                                      581,612
   30,000   Omnicare                                                     750,000

 Shares                                                                Value $
---------                                                            -----------
    5,600   Onyx Pharmaceuticals (1)                                     161,056
   19,100   Pharmaceutical Product Development                           446,176
   22,300   Psychiatric Solutions (1)                                    491,715
    7,600   West Pharmaceutical Services                                 276,108
                                                                     -----------
                                                                       7,765,270
            MATERIALS & PROCESSING  -- 5.7%
   10,200   Airgas                                                       431,052
   16,500   Cabot                                                        425,370
    9,100   Cabot Microelectronics (1)                                   319,865
   22,100   Crown Holdings (1)                                           526,201
   19,900   Pactiv (1)                                                   448,745
    6,800   Pan American Silver (1)                                      144,092
    9,500   Reliance Steel & Aluminum                                    387,030
    3,200   Royal Gold                                                   136,384
   14,788   Sino-Forest (1)  (2)                                         256,792
   21,270   Yamana Gold                                                  214,189
                                                                     -----------
                                                                       3,289,720
            OTHER ENERGY  -- 3.1%
    8,700   Cimarex Energy                                               428,127
   11,400   Concho Resources (1)                                         511,518
   25,100   Plains Exploration & Production (1)                          837,085
                                                                     -----------
                                                                       1,776,730
            PRODUCER DURABLES  -- 6.7%
   20,700   Aecom Technology (1)                                         558,279
   19,000   Deluxe                                                       353,590
    9,800   Dover                                                        420,224
   24,850   IDEX                                                         701,267
   19,200   Quanta Services (1)                                          349,824
   29,200   Steelcase                                                    206,736
    6,800   Stericycle (1)                                               359,924
    9,400   Towers Watson                                                410,122
    7,600   Verisk Analytics Class A (1)                                 213,712
   11,400   Zebra Technologies Class A (1)                               297,540
                                                                     -----------
                                                                       3,871,218
            TECHNOLOGY  -- 14.8%
   13,000   Adtran                                                       275,600
   65,000   Amdocs (1)                                                 1,858,350
    5,200   Arrow Electronics (1)                                        136,604
   58,000   Atmel (1)                                                    269,120
   92,800   Brocade Communications Systems (1)                           637,536
    9,900   Citrix Systems (1)                                           411,345
   21,000   Digital River (1)                                            527,730
    5,100   F5 Networks (1)                                              252,093
   81,600   Integrated Device Technology (1)                             462,672
   45,000   National Semiconductor                                       596,700
   46,900   Parametric Technology (1)                                    776,664
   11,600   Polycom (1)                                                  260,188
   24,600   QLogic (1)                                                   422,874
   29,300   Rovi (1)                                                     845,891
   31,300   SAIC (1)                                                     573,729
   21,000   Skyworks Solutions (1)                                       266,490
                                                                     -----------
                                                                       8,573,586
            UTILITIES  -- 7.1%
   16,800   Cleco                                                        435,456
   17,300   Energen                                                      760,335
   60,400   MetroPCS Communications (1)                                  340,052

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Shares                                                                Value $
---------                                                            -----------
   20,700   NeuStar Class A (1)                                          464,922
   15,400   NII Holdings (1)                                             504,196
   15,300   Northeast Utilities                                          387,396
   30,000   NV Energy                                                    345,600
   30,500   Portland General Electric                                    594,750
   17,800   tw telecom (1)                                               274,298
                                                                     -----------
                                                                       4,107,005
                                                                     -----------
            TOTAL COMMON STOCK
               (Cost $46,969,088)                                     51,504,247
                                                                     -----------
            SHORT-TERM INVESTMENT (3) -- 12.0%
6,910,081   JPMorgan Prime Money Market Fund, 0.030%
               (Cost $6,910,081)                                       6,910,081
                                                                     -----------
            TOTAL INVESTMENTS -- 100.9%
               (Cost $53,879,169) *                                   58,414,328
                                                                     -----------
            LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.9)%             (492,978)
                                                                     -----------
            NET ASSETS -- 100.0%                                     $57,921,350
                                                                     -----------

* At January 31, 2010, the tax basis cost of the Fund's investments was $53,879,169, and the unrealized appreciation and depreciation were $5,204,830 and $(669,671), respectively.

(1)  Denotes non-income producing security.

(2)  Hong Kong domiciled company.

(3)  The rate shown represents the 7-day current yield as of January 31, 2010.

LP -- Limited Partnership
REIT -- Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Principal
  Amount $                                                             Value $
-----------                                                         ------------
              U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 47.6%
  1,307,797   FHLMC
                 5.000%, 11/01/36                                      1,362,583
  2,246,005   FHLMC (1)
                 5.723%, 04/01/37                                      2,387,244
              FHLMC Gold
    263,845      6.500%, 07/01/32                                        287,584
     19,972      6.000%, 12/01/28                                         21,694
  1,637,187      5.000%, 08/01/33                                      1,708,840
         36   FHLMC IO REMIC (6)
                 1,169.001%, 01/15/22                                        766
              FHLMC REMIC
  1,413,000      6.000%, 11/15/30                                      1,497,464
    307,000      5.000%, 04/15/32                                        324,341
  2,268,000      5.000%, 08/15/32                                      2,393,928
    870,000      4.500%, 04/15/32                                        908,494
    224,000   FHLMC TBA
                 4.500%, 03/15/25                                        232,260
              FNMA
    100,382      7.500%, 12/01/29                                        113,705
         69      7.000%, 12/01/10                                             71
    135,332      6.000%, 12/01/28                                        146,831
    221,274      6.000%, 10/01/29                                        239,938
    191,730      5.500%, 10/01/32                                        204,023
  1,944,153      5.500%, 07/01/33                                      2,068,197
  4,187,592      5.500%, 10/01/35                                      4,452,160
  2,687,590      5.500%, 12/01/35                                      2,857,389
  3,225,749      5.000%, 06/01/35                                      3,362,392
  4,741,591      5.000%, 11/01/35                                      4,937,258
              FNMA REMIC
    516,309      6.500%, 12/25/23                                        559,093
    928,000      5.500%, 04/25/27                                        996,734
    766,569      5.500%, 07/25/34                                        820,445
    439,817      5.000%, 07/25/37                                        468,568
  1,951,139      4.500%, 08/25/23                                      1,997,767
    577,315   FNMA REMIC (1)
                 0.469%, 07/25/36                                        568,494
              FNMA TBA
  3,990,000      6.500%, 02/25/40                                      4,304,835
 15,210,000      6.000%, 02/25/40                                     16,269,954
 10,950,000      5.500%, 02/25/40                                     11,598,448
  1,670,000      5.000%, 02/25/40                                      1,735,233
  3,360,000      4.500%, 03/25/25                                      3,486,000
    600,000      4.500%, 03/25/40                                        603,937
              GNMA
     20,705      8.000%, 11/15/17                                         22,887
     15,993      8.000%, 06/15/26                                         18,359
    103,170      7.000%, 09/15/23                                        114,443
    205,010      5.500%, 07/15/34                                        218,376
    508,076      5.000%, 12/20/20                                        542,548
  2,158,000      5.000%, 12/20/33                                      2,308,547
    700,579      4.500%, 01/16/31                                        742,418
  1,526,000      4.500%, 02/20/34                                      1,577,490
  3,388,862      4.500%, 12/20/39                                      3,555,895

 Principal
  Amount $                                                             Value $
-----------                                                         ------------
              GNMA (1) (8)
  1,730,000      0.750%, 01/20/40                                      1,730,000
     78,953   GNMA REMIC
                 4.500%, 08/20/35                                         82,402
                                                                    ------------
              TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
                 (Cost $82,333,976)                                   83,830,035
                                                                    ------------
              CORPORATE OBLIGATIONS (4) -- 43.9%
    450,000   ACCO Brands (2)
                 10.625%, 03/15/15                                       495,000
    350,000   Alliance One International (2)
                 10.000%, 07/15/16                                       372,750
    415,000   Altria Group
                 9.950%, 11/10/38                                        550,487
    325,000   America Movil (2)
                 5.000%, 10/16/19                                        320,947
    245,000   American Tower (2)
                 7.250%, 05/15/19                                        275,625
    145,000   AmerisourceBergen
                 4.875%, 11/15/19                                        146,906
    510,000   Anadarko Petroleum
                 5.750%, 06/15/14                                        556,393
              Anheuser-Busch InBev Worldwide (2)
     55,000      7.750%, 01/15/19                                         65,345
    770,000      5.375%, 11/15/14                                        833,567
    390,000   ArcelorMittal
                 7.000%, 10/15/39                                        399,941
    255,000   Atlas Energy Operating LLC
                 10.750%, 02/01/18                                       281,137
    255,000   Atmos Energy
                 8.500%, 03/15/19                                        316,845
    455,000   B&G Foods
                 7.625%, 01/15/18                                        460,687
    310,000   Ball
                 7.125%, 09/01/16                                        324,725
              Bank of America
  2,135,000      6.100%, 06/15/17                                      2,205,165
    335,000      6.000%, 09/01/17                                        348,052
  1,005,000      5.650%, 05/01/18                                      1,016,104
    375,000   Bank of New York Mellon
                 4.300%, 05/15/14                                        398,551
    895,000   Barclays Bank
                 6.750%, 05/22/19                                      1,001,079
    400,000   Basic Energy Services
                 11.625%, 08/01/14                                       436,000
    450,000   BAT International Finance (2)
                 9.500%, 11/15/18                                        581,884
    480,000   Belo
                 8.000%, 11/15/16                                        493,200
    440,000   Berry Plastics Escrow LLC (2)
                 8.250%, 11/15/15                                        446,600

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Principal
  Amount $                                                             Value $
-----------                                                         ------------
  1,700,000   BNP Paribas
                 2.125%, 12/21/12                                      1,712,888
  1,225,000   Bunge Finance
                 5.350%, 04/15/14                                      1,283,534
    360,000   Cablevision Systems (2)
                 8.625%, 09/15/17                                        374,400
    210,000   CareFusion (2)
                 6.375%, 08/01/19                                        231,365
    480,000   Cascades (2)
                 7.750%, 12/15/17                                        492,000
    385,000   Case New Holland (2)
                 7.750%, 09/01/13                                        397,512
    315,000   CBS
                 8.875%, 05/15/19                                        385,385
    415,000   CEDC Finance International (2)
                 9.125%, 12/01/16                                        437,825
    370,000   Cenovus Energy (2)
                 6.750%, 11/15/39                                        412,535
  1,195,000   CenturyTel
                 7.600%, 09/15/39                                      1,255,650
    475,000   Cequel Communications Holding I LLC (2)
                 8.625%, 11/15/17                                        477,375
    160,000   Cincinnati Bell
                 8.250%, 10/15/17                                        161,200
    350,000   Citigroup
                 8.500%, 05/22/19                                        408,754
    325,000   Cloud Peak Energy Resources LLC (2)
                 8.250%, 12/15/17                                        334,750
    835,000   CNA Financial
                 7.350%, 11/15/19                                        876,387
    425,000   Complete Production Services
                 8.000%, 12/15/16                                        422,875
    800,000   COX Communications
                 5.450%, 12/15/14                                        877,279
    525,000   Credit Suisse NY
                 5.300%, 08/13/19                                        540,725
    930,000   Credit Suisse
                 5.400%, 01/14/20                                        930,534
              CVS Caremark
     70,000      6.600%, 03/15/19                                         77,871
    540,000      6.125%, 09/15/39                                        536,302
    450,000      5.750%, 06/01/17                                        480,590
    145,000   Darden Restaurants
                 6.800%, 10/15/37                                        154,723
    430,000   Delta Air Lines (2)
                 9.500%, 09/15/14                                        450,425
    500,000   Digicel Group (2)
                 8.250%, 09/01/17                                        486,250
    620,000   Digital Realty Trust (2)
                 5.875%, 02/01/20                                        610,778
    540,000   DirecTV Holdings LLC (2)
                 4.750%, 10/01/14                                        564,503
    150,000   Dow Chemical
                 8.550%, 05/15/19                                        179,687

 Principal
  Amount $                                                             Value $
-----------                                                         ------------
    255,000   Dynegy Holdings
                 8.375%, 05/01/16                                        231,412
    455,000   Edison Mission Energy
                 7.000%, 05/15/17                                        361,725
    530,000   Embraer Overseas
                 6.375%, 01/15/20                                        530,000
    160,000   EnCana
                 6.500%, 05/15/19                                        180,373
    610,000   Energy Transfer Partners LP
                 9.000%, 04/15/19                                        753,230
    360,000   Enterprise Products Operating LLC
                 6.125%, 10/15/39                                        357,039
    195,000   EQT
                 8.125%, 06/01/19                                        235,364
    475,000   Expro Finance Luxembourg SCA (2)
                 8.500%, 12/15/16                                        475,000
    400,000   Ford Motor Credit LLC
                 8.125%, 01/15/20                                        403,371
    505,000   Freedom Group (2)
                 10.250%, 08/01/15                                       535,300
    375,000   Frontier Communications
                 8.125%, 10/01/18                                        379,687
              General Electric Capital MTN
    305,000      6.000%, 08/07/19                                        316,271
    575,000      5.500%, 01/08/20                                        570,525
    460,000   Geokinetics Holdings (2)
                 9.750%, 12/15/14                                        449,650
    280,000   Global Crossing (2)
                 12.000%, 09/15/15                                       306,600
    140,000   Global Crossing UK Finance
                 10.750%, 12/15/14                                       144,375
    360,000   Goldman Sachs Group
                 7.500%, 02/15/19                                        417,972
    465,000   GXS Worldwide (2)
                 9.750%, 06/15/15                                        453,375
    475,000   Hanesbrands
                 8.000%, 12/15/16                                        489,250
    190,000   HCA
                 9.250%, 11/15/16                                        200,925
    465,000   HCP
                 6.700%, 01/30/18                                        471,152
    450,000   Helix Energy Solutions Group (2)
                 9.500%, 01/15/16                                        463,500
    160,000   Holcim US Finance (2)
                 6.000%, 12/30/19                                        168,424
    490,000   Host Hotels & Resorts (2)
                 9.000%, 05/15/17                                        526,750
    325,000   Hughes Network Systems LLC
                 9.500%, 04/15/14                                        333,937
    350,000   Huntsman International LLC (2)
                 5.500%, 06/30/16                                        307,125
    475,000   Icahn Enterprises (2)
                 8.000%, 01/15/18                                        458,375
    175,000   Inmarsat Finance (2)
                 7.375%, 12/01/17                                        180,469

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Principal
  Amount $                                                             Value $
-----------                                                         ------------
    150,000   Intelsat
                 9.250%, 06/15/16                                        156,750
    225,000   Jarden
                 7.500%, 01/15/20                                        227,250
    455,000   JDA Software Group (2)
                 8.000%, 12/15/14                                        473,200
  1,810,000   JPMorgan Chase Bank
                 6.000%, 10/01/17                                      1,945,258
    350,000   JPMorgan Chase Capital XXVII
                 7.000%, 11/01/39                                        363,122
    360,000   Kansas City Southern de Mexico (2)
                 8.000%, 02/01/18                                        356,400
    110,000   Kraft Foods
                 6.125%, 08/23/18                                        118,406
    315,000   Libbey Glass (2) (7) (8)
                 10.000%, 02/15/15                                       318,938
    255,000   Lorillard Tobacco
                 8.125%, 06/23/19                                        280,274
    380,000   Macy's Retail Holdings
                 6.700%, 07/15/34                                        340,100
     90,000   Magellan Midstream Partners LP
                 6.550%, 07/15/19                                        100,509
    400,000   Majapahit Holding BV (2)
                 7.750%, 01/20/20                                        414,000
    340,000   Marathon Oil
                 7.500%, 02/15/19                                        394,861
    435,000   Massey Energy
                 6.875%, 12/15/13                                        433,913
    590,000   McDonald's
                 6.300%, 03/01/38                                        655,717
    330,000   McKesson
                 7.500%, 02/15/19                                        397,235
    505,000   Midamerican Energy Holdings
                 5.750%, 04/01/18                                        537,605
    510,000   Mirant Americas Generation LLC
                 8.500%, 10/01/21                                        492,150
              Morgan Stanley
    700,000      7.300%, 05/13/19                                        792,126
    250,000      6.000%, 05/13/14                                        272,564
    465,000   Navios Maritime Holdings (2)
                 8.875%, 11/01/17                                        483,600
    125,000   Nevada Power, Series L
                 5.875%, 01/15/15                                        136,407
    245,000   Newmont Mining
                 6.250%, 10/01/39                                        247,562
    520,000   News America
                 6.650%, 11/15/37                                        558,938
              Nexen
    370,000      7.500%, 07/30/39                                        420,805
    110,000      6.200%, 07/30/19                                        118,466
    250,000   Nextel Communications
                 6.875%, 10/31/13                                        234,375
    215,000   Nisource Finance
                 6.125%, 03/01/22                                        224,747

 Principal
  Amount $                                                             Value $
-----------                                                         ------------
    345,000   Nordstrom
                 6.750%, 06/01/14                                        391,053
    275,000   Norfolk Southern
                 5.900%, 06/15/19                                        303,316
    460,000   PAETEC Holding (2)
                 8.875%, 06/30/17                                        467,475
    150,000   Pemex Project Funding Master Trust
                 5.750%, 03/01/18                                        151,617
    245,000   Peninsula Gaming LLC (2)
                 8.375%, 08/15/15                                        249,900
    490,000   Petrobras International Finance
                 5.750%, 01/20/20                                        486,994
    215,000   Pinnacle Entertainment (2)
                 8.625%, 08/01/17                                        216,613
    440,000   Plains All American Pipeline
                 8.750%, 05/01/19                                        548,475
  1,080,000   PNC Bank
                 6.875%, 04/01/18                                      1,205,429
    660,000   ProLogis
                 7.375%, 10/30/19                                        685,068
    295,000   QVC (2)
                 7.500%, 10/01/19                                        303,850
    165,000   Qwest
                 7.625%, 06/15/15                                        175,313
    295,000   Qwest Communications International (2)
                 7.125%, 04/01/18                                        289,100
    115,000   Rabobank Nederland (1) (2)
                 11.000%, 12/31/49                                       147,330
    825,000   Rabobank Nederland (2)
                 4.200%, 05/13/14                                        863,321
    460,000   Regal Cinemas
                 8.625%, 07/15/19                                        477,250
    490,000   Republic Services (2)
                 5.250%, 11/15/21                                        496,237
    850,000   Reynolds American
                 7.625%, 06/01/16                                        960,958
              Royal Bank of Scotland (2)
    930,000      4.875%, 08/25/14                                        955,281
  2,230,000      2.625%, 05/11/12                                      2,283,041
    240,000   SBA Telecommunications (2)
                 8.000%, 08/15/16                                        250,200
    425,000   Simon Property Group
                 5.650%, 02/01/20                                        426,114
    390,000   Sinclair Television Group (2)
                 9.250%, 11/01/17                                        403,650
    300,000   Sprint Nextel
                 8.375%, 08/15/17                                        294,000
    750,000   Svenska Handelsbanken (2)
                 4.875%, 06/10/14                                        791,797
  1,460,000   Swedbank (2)
                 2.900%, 01/14/13                                      1,502,528
    245,000   Talisman Energy
                 7.750%, 06/01/19                                        290,408

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Principal
  Amount $                                                             Value $
-----------                                                         ------------
    200,000   Teck Resources
                 10.750%, 05/15/19                                       236,500
    450,000   Teekay
                 8.500%, 01/15/20                                        459,000
    735,000   Telecom Italia Capital
                 6.175%, 06/18/14                                        806,794
    320,000   Terra Capital (2)
                 7.750%, 11/01/19                                        334,400
    255,000   Univision Communications (2)
                 12.000%, 07/01/14                                       276,675
    260,000   US Bancorp
                 4.200%, 05/15/14                                        274,100
    440,000   US Bank
                 4.950%, 10/30/14                                        473,455
    475,000   Valassis Communications
                 8.250%, 03/01/15                                        475,000
              Vale Overseas
    780,000      6.875%, 11/10/39                                        800,383
    155,000      5.625%, 09/15/19                                        158,249
    410,000   Valero Energy
                 6.625%, 06/15/37                                        387,294
    445,000   Ventas Realty
                 6.750%, 04/01/17                                        438,325
    280,000   Verizon Communications
                 8.750%, 11/01/18                                        353,972
    174,000   Vitamin Shoppe (1)
                 7.773%, 11/15/12                                        175,088
  1,000,000   Wachovia Bank (1)
                 0.661%, 11/03/14                                        943,543
    415,000   Watson Pharmaceuticals
                 6.125%, 08/15/19                                        441,795
  1,385,000   Wells Fargo
                 3.750%, 10/01/14                                      1,398,563
    470,000   Whirlpool
                 8.000%, 05/01/12                                        519,904
    485,000   Windstream (2)
                 7.875%, 11/01/17                                        481,363
    430,000   WMG Acquisition (2)
                 9.500%, 06/15/16                                        463,325
    430,000   WPP Finance UK
                 8.000%, 09/15/14                                        493,370
    455,000   Yonkers Racing (2)
                 11.375%, 07/15/16                                       481,163
              Yum! Brands
    645,000      6.875%, 11/15/37                                        712,821
    130,000      5.300%, 09/15/19                                        134,596
                                                                    ------------
              TOTAL CORPORATE OBLIGATIONS
                 (Cost $73,418,768)                                   77,413,542
                                                                    ------------
              COMMERCIAL MORTGAGE-BACKED OBLIGATIONS -- 7.1%
  2,331,000   Banc of America Commercial Mortgage Securities,
                 Series 2002-PB2, Class A4
                 6.186%, 06/11/35                                      2,466,746

 Principal
  Amount $                                                             Value $
-----------                                                         ------------
  1,390,000   Bear Stearns Commercial Mortgage Securities,
                 Series 2002-TOP6, Class A2
                 6.460%, 10/15/36                                      1,466,197
  3,168,000   Bear Stearns Commercial Mortgage Securities,
                 Series 2005-T20, Class A4A (1)
                 5.149%, 10/12/42                                      3,276,084
     65,345   First Union National Bank Commercial Mortgage
                 Securities, Series 2000-C1, Class A2
                 7.841%, 05/17/32                                         65,316
    654,860   GE Capital Commercial Mortgage Securities,
                 Series 2002-2A, Class A2
                 4.970%, 08/11/36                                        680,580
    510,000   LB-UBS Commercial Mortgage Trust, Series 2002-C7,
                 Class A4
                 4.960%, 12/15/31                                        535,655
  1,220,000   LB-UBS Commercial Mortgage Trust, Series 2001-C7,
                 Class A5
                 6.133%, 12/15/30                                      1,292,683
  1,790,000   Morgan Stanley Capital I, Series 2003-T11, Class A4
                 5.150%, 06/13/41                                      1,858,361
    877,000   Wachovia Bank Commercial Mortgage Trust,
                 Series 2005-C19, Class A5
                 4.661%, 05/15/44                                        897,807
                                                                    ------------
              TOTAL COMMERCIAL MORTGAGE-BACKED OBLIGATIONS
                 (Cost $12,254,534)                                   12,539,429
                                                                    ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.1%
  3,700,000   FHLB (3)
                 0.573%, 06/11/10                                      3,698,520
  7,000,000   FHLMC (3)
                 0.522%, 07/16/10                                      6,996,150
                                                                    ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $10,675,701)                                   10,694,670
                                                                    ------------
              U.S. TREASURY OBLIGATIONS (4) -- 1.6%
    110,000   U.S. Treasury Bond
                 4.500%, 08/15/39                                        109,897
  1,835,000   U.S. Treasury Inflation Index Note
                 2.500%, 01/15/29                                      2,016,487
    670,000   U.S. Treasury Note
                 3.375%, 11/15/19                                        657,332
                                                                    ------------
              TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $2,785,594)                                     2,783,716
                                                                    ------------

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Principal
  Amount $                                                             Value $
-----------                                                         ------------
              COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.0%
     38,898   Residential Accredit Loans, Series 1999-QS4,
                 Class A1
                 6.250%, 03/25/14                                         38,885
     17,607   Salomon Brothers Mortgage Securities VII,
                 Series 2001-CPB1, Class A (1)
                 3.534%, 12/25/30                                         16,487
                                                                    ------------
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost $56,863)                                           55,372
                                                                    ------------

   Shares
-----------
              SHORT-TERM INVESTMENT (5) -- 14.6%
 25,714,727   JPMorgan Prime Money Market Fund, 0.030%
                 (Cost $25,714,727)                                   25,714,727
                                                                    ------------
              TOTAL INVESTMENTS -- 120.9%
                 (Cost $207,240,163) *                               213,031,491
                                                                    ------------
              LIABILITIES IN EXCESS OF OTHER ASSETS -- (20.9)%       (36,814,735)
                                                                    ------------
              NET ASSETS -- 100.0%                                  $176,216,756
                                                                    ------------

* At January 31, 2010, the tax basis cost of the Fund's investments was $207,240,163, and the unrealized appreciation and depreciation were $5,940,006 and $(148,678), respectively.

(1)  Variable Rate Security -- Rate disclosed is as of January 31, 2010.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2010, the value of these securities amounted to $26,289,391, representing 14.9% of the net assets of the Fund.

(3) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(4) Securities, or a portion of the securities, have been pledged as collateral on open derivative positions and mortgage dollar rolls.

(5)  The rate shown represents the 7-day current yield as of January 31, 2010.

(6) Security considered illiquid. On January 31, 2010, the value of this security amounted to $766, representing less than 0.1% of the net assets of the Fund.

(7)  Security is fair valued.

(8)  Security is when issued.

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
LP -- Limited Partnership
MTN -- Medium Term Note
NY -- New York
REMIC -- Real Estate Mortgage Investment Conduit
TBA -- To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

FUTURES CONTRACTS -- The Fund had the following futures contracts outstanding as of January 31, 2010:

                                                                          NET
                               NUMBER                                 UNREALIZED
                                OF                     EXPIRATION    APPRECIATION
                             CONTRACTS      VALUE         DATE      (DEPRECIATION)
                             ---------   -----------   ----------   --------------
LONG:
Canadian 10 Year Bond            44      $ 4,970,675   March 2010      $(17,961)
U.S. Treasury 5 Year Note         7          815,227   March 2010        15,206
                                                                       --------
                                                                       $ (2,755)
                                                                       --------
SHORT:
U.S. Treasury 2 Year Note        22      $ 4,794,969   March 2010        (5,882)
U.S. Treasury 10 Year Note      136       16,069,250   March 2010        (4,125)
U.S. Long Bond                   10        1,188,125   March 2010       (28,798)
                                                                       --------
                                                                       $(38,805)
                                                                       --------
                                                                       $(41,560)
                                                                       ========

SCHRODER MULTI-ASSET GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

 Shares                                                                 Value $
-------                                                               ----------
          EQUITIES -- 39.8%
          DOMESTIC EQUITY -- 19.6%
139,225   Schroder U.S. Small and Mid Cap Opportunities Fund + (1)     1,374,154
                                                                      ----------
          INTERNATIONAL EQUITIES -- 20.2%
  3,175   iShares MSCI EAFE Index Fund                                   166,624
  2,846   iShares MSCI EMU Index Fund                                     98,159
  6,785   iShares MSCI Pacific ex-Japan Index Fund                       259,051
 20,027   Schroder Emerging Market Equity Fund +                         231,316
 16,843   Schroder International Alpha Fund +                            150,744
 65,008   Schroder International Diversified Value Fund +                505,111
                                                                      ----------
                                                                       1,411,005
                                                                      ----------
          TOTAL EQUITIES
             (Cost $2,146,840)                                         2,785,159
                                                                      ----------
          FIXED INCOME -- 30.7%
          CORPORATE BOND -- 9.1%
  6,029   iShares iBoxx Investment Grade Corporate Bond Fund             635,758
                                                                      ----------
          EMERGING MARKET BONDS -- 11.2%
 25,068   PIMCO Developing Local Markets Fund                            250,177
 33,200   PIMCO Emerging Markets Bond Fund                               343,288
  7,620   PowerShares Emerging Markets Sovereign Debt Portfolio          192,634
                                                                      ----------
                                                                         786,099
          HIGH YIELD BONDS -- 10.4%
 98,656   Goldman Sachs High Yield Fund                                  687,636
  3,821   T. Rowe Price High Yield Fund                                   35,959
                                                                      ----------
                                                                         723,595
                                                                      ----------
          TOTAL FIXED INCOME
             (Cost $1,935,336)                                         2,145,452
                                                                      ----------
          COMMODITIES -- 8.3%
 73,961   PIMCO Commodity RealReturn Strategy Fund
             (Cost $513,884)                                             578,377
                                                                      ----------
          REAL ESTATE -- 4.3%
  3,035   iShares Dow Jones U.S. Real Estate Index Fund                  131,810
  5,865   iShares S&P World ex-U.S. Property Index Fund                  170,379
                                                                      ----------
          TOTAL REAL ESTATE
             (Cost $384,867)                                             302,189
                                                                      ----------
          INFRASTRUCTURE -- 3.7%
136,115   HSBC Infrastructure
             (Cost $248,813)                                             255,100
                                                                      ----------

 Shares                                                                 Value $
-------                                                               ----------
          PRIVATE EQUITY -- 0.7%
  5,534   PowerShares Listed Private Equity Portfolio
             (Cost $64,018)                                               49,695
                                                                      ----------
          ABSOLUTE RETURN -- 0.5%
  2,255   Highbridge Statistical Market Neutral Select Fund,
             Class A (1)
             (Cost $36,060)                                               35,677
                                                                      ----------
          SHORT-TERM INVESTMENT (2) -- 9.5%
666,912   JPMorgan Prime Money Market Fund, 0.030%
             (Cost $666,912)                                             666,912
                                                                      ----------
          TOTAL INVESTMENTS -- 97.5%
             (Cost $5,996,730) *                                       6,818,561
                                                                      ----------
          OTHER ASSETS LESS LIABILITIES -- 2.5%                          171,788
                                                                      ----------
          NET ASSETS -- 100.0%                                        $6,990,349
                                                                      ----------

* At January 31, 2010, the tax basis cost of the Portfolio's investments was $5,996,730, and the unrealized appreciation and depreciation were $919,216 and $(97,385), respectively.

+    Affiliated fund.

(1)  Denotes non-income producing security.

(2)  The rate shown represents the 7-day current yield as of January 31, 2010.

AUD -- Australian Dollar
DJ -- Dow Jones
EAFE -- Europe, Australasia, and the Far East
EMU -- European Monetary Unit
EUR -- Euro
FTSE -- Financial Times and London Stock Exchange
GBP -- British  Pound Sterling
JPY -- Japanese Yen
MSCI -- Morgan Stanley Capital International
NOK -- Norwegian Krone
S&P -- Standard & Poor's
USD -- United States Dollar

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

SCHRODER MULTI-ASSET GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

FUTURES CONTRACTS -- The Portfolio had the following futures contracts outstanding as of January 31, 2010:

                     NUMBER                                   NET
                       OF                   EXPIRATION    UNREALIZED
                   CONTRACTS      VALUE        DATE      DEPRECIATION
                   ---------   ----------   ----------   ------------
LONG:
DJ Euro Stoxx 50        4      $  153,791   March 2010     $(10,877)
FTSE 100 Index          3         246,990   March 2010      (10,470)
S&P 500 E-Mini         15         802,875   March 2010      (25,034)
Topix Index             2         198,161   March 2010         (390)
                                                           --------
                                                           $(46,771)
                                                           --------
SHORT:
Russell Mini           22      $1,317,580   March 2010     $ (2,409)
                                                           --------
                                                           $(49,180)
                                                           ========

FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolio had the following forward foreign currency contracts outstanding as of January 31, 2010:

                                                         NET
                                                     UNREALIZED
                     CURRENCY         CURRENCY      APPRECIATION
SETTLEMENT DATE     TO DELIVER       TO RECEIVE    (DEPRECIATION)
---------------   --------------   -------------   --------------
2/18/10           JPY 33,381,314   USD   372,518      $ 2,743
3/18/10           AUD    158,000   USD   141,053        2,054
3/18/10           EUR    235,279   NOK 2,000,000       10,791
3/18/10           EUR    448,700   USD   652,706       30,659
3/18/10           GBP    150,000   USD   243,386        3,601
3/18/10           NOK    350,000   EUR    42,596           84
3/18/10           USD     29,662   AUD    33,000         (631)
4/22/10           JPY 12,648,063   AUD   158,560       (1,206)
                                                      -------
                                                      $48,095
                                                      =======

SCHRODER FUNDS

FAIR VALUE MEASUREMENTS
JANUARY 31, 2010 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Schroder International Diversified Value Fund's, Schroder Emerging Market Equity Fund's, Schroder U.S. Small and Mid Cap Opportunities Fund's, Schroder Total Return Fixed Income Fund's and Schroder Multi-Asset Growth Portfolio's investments carried at value:

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND     LEVEL 1      LEVEL 2     LEVEL 3        TOTAL
---------------------------------------------   -----------   --------   -----------   -----------
INVESTMENTS IN SECURITIES
   Common Stock
      Australia                                 $   476,039   $     --   $        --   $   476,039
      Austria                                       110,387         --            --       110,387
      Belgium                                       176,521         --            --       176,521
      Bermuda                                        73,328         --            --        73,328
      Brazil                                        109,625         --            --       109,625
      Canada                                      1,138,613         --            --     1,138,613
      Chile                                          56,951         --            --        56,951
      China                                          42,445         --            --        42,445
      Czech Republic                                 28,775         --            --        28,775
      Denmark                                        20,569         --            --        20,569
      Finland                                       299,536         --            --       299,536
      France                                        810,675         --            --       810,675
      Germany                                       428,441         --            --       428,441
      Greece                                        100,537         --            --       100,537
      Guernsey                                        5,442         --            --         5,442
      Hong Kong                                     179,588         --            --       179,588
      Hungary                                        31,083         --            --        31,083
      Indonesia                                      42,042         --            --        42,042
      Ireland                                        48,672         --            --        48,672
      Israel                                             --    120,729            --       120,729
      Italy                                         283,504         --            --       283,504
      Japan                                       2,137,543         --            --     2,137,543
      Malaysia                                       92,695         --            --        92,695
      Malta                                              --         --            --            --
      Netherlands                                   417,074         --            --       417,074
      New Zealand                                    16,969         --            --        16,969
      Norway                                        268,719         --            --       268,719
      Phillippines                                   67,478         --            --        67,478
      Poland                                         63,018         --            --        63,018
      Portugal                                       74,257         --            --        74,257
      Russia                                         33,446         --            --        33,446
      Singapore                                     207,424         --            --       207,424
      South Africa                                   77,804         --            --        77,804
      South Korea                                   131,573         --            --       131,573
      Spain                                         346,057         --            --       346,057
      Sweden                                        274,987         --            --       274,987
      Switzerland                                   359,761         --            --       359,761
      Taiwan                                        207,680         --            --       207,680
      Thailand                                      138,836         --            --       138,836
      Turkey                                         58,923         --            --        58,923
      United Kingdom                              1,132,801         --            --     1,132,801
                                                -----------   --------   -----------   -----------
                                                 10,569,818    120,729            --    10,690,547

SCHRODER FUNDS

FAIR VALUE MEASUREMENTS
JANUARY 31, 2010 (UNAUDITED)

SCHRODER INTERNATIONAL DIVERSIFIED VALUE FUND
- (concluded)                                     LEVEL 1      LEVEL 2     LEVEL 3        TOTAL
---------------------------------------------   -----------   --------   -----------   -----------
INVESTMENTS IN SECURITIES - (concluded)
   Preferred Stock
      Brazil                                    $    47,188   $     --   $        --   $    47,188
      Germany                                        54,227         --            --        54,227
                                                -----------   --------   -----------   -----------
                                                    101,415         --            --       101,415
   Rights
      Taiwan                                             --         12            --            12
                                                -----------   --------   -----------   -----------
   Warrants
      France                                             58         --            --            58
      Italy                                             396         --            --           396
                                                -----------   --------   -----------   -----------
                                                        454         --            --           454
                                                -----------   --------   -----------   -----------
   Short-Term Investment                            213,007         --            --       213,007
                                                -----------   --------   -----------   -----------
Total Investments in Securities                 $10,884,694   $120,741   $        --   $11,005,435
                                                -----------   --------   -----------   -----------

SCHRODER EMERGING MARKET EQUITY FUND           LEVEL 1       LEVEL 2      LEVEL 3         TOTAL
------------------------------------        ------------   ----------   -----------   ------------
INVESTMENTS IN SECURITIES
   Common Stock
      Brazil                                $ 12,329,141   $       --   $        --   $ 12,329,141
      Chile                                    1,610,253           --            --      1,610,253
      China                                   11,333,868           --            --     11,333,868
      Czech Republic                             504,763           --            --        504,763
      Egypt                                           --      541,546            --        541,546
      Hong Kong                                7,201,235           --            --      7,201,235
      Hungary                                  3,409,467           --            --      3,409,467
      India                                    3,343,021           --            --      3,343,021
      Indonesia                                2,696,209           --            --      2,696,209
      Israel                                   2,507,024    1,237,526            --      3,744,550
      Malaysia                                 2,903,628           --            --      2,903,628
      Russia                                   8,813,295           --            --      8,813,295
      South Africa                             7,195,520           --            --      7,195,520
      South Korea                             16,790,763           --            --     16,790,763
      Taiwan                                   8,503,082           --            --      8,503,082
      Thailand                                 3,892,086           --            --      3,892,086
      Turkey                                   4,827,271           --            --      4,827,271
                                            ------------   ----------   -----------   ------------
                                              97,860,626    1,779,072            --     99,639,698
   Preferred Stock
      Brazil                                   4,724,237           --            --      4,724,237
                                            ------------   ----------   -----------   ------------
   Equity Linked Warrant
      Russia                                          --    1,555,207            --      1,555,207
                                            ------------   ----------   -----------   ------------
   Short-Term Investment                         774,240           --            --        774,240
                                            ------------   ----------   -----------   ------------
Total Investments in Securities             $103,359,103   $3,334,279   $        --   $106,693,382
                                            ------------   ----------   -----------   ------------

SCHRODER FUNDS

FAIR VALUE MEASUREMENTS
JANUARY 31, 2010 (UNAUDITED)

SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND     LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
--------------------------------------------------   -----------   -------   -------   -----------
INVESTMENTS IN SECURITIES
   Common Stock
      Auto & Transportation                          $   609,698     $ --      $--     $   609,698
      Consumer Discretionary                          11,184,200       --       --      11,184,200
      Consumer Staples                                 1,300,276       --       --       1,300,276
      Financial Services                               9,026,544       --       --       9,026,544
      Health Care                                      7,765,270       --       --       7,765,270
      Materials & Processing                           3,289,720       --       --       3,289,720
      Other Energy                                     1,776,730       --       --       1,776,730
      Producer Durables                                3,871,218       --       --       3,871,218
      Technology                                       8,573,586       --       --       8,573,586
      Utilities                                        4,107,005       --       --       4,107,005
                                                     -----------     ----      ---     -----------
                                                      51,504,247       --       --      51,504,247
   Short-Term Investment                               6,910,081       --       --       6,910,081
                                                     -----------     ----      ---     -----------
Total Investments in Securities                      $58,414,328     $ --      $--     $58,414,328
                                                     -----------     ----      ---     -----------

SCHRODER TOTAL RETURN FIXED INCOME FUND          LEVEL 1        LEVEL 2     LEVEL 3       TOTAL
---------------------------------------------- -----------   ------------   -------   ------------
INVESTMENTS IN SECURITIES
   U.S. Government Mortgage-Backed Obligations $       --   $ 83,830,035      $--     $ 83,830,035
   Corporate Obligations                                --     77,413,542      --       77,413,542
   Commercial Mortgage-Backed Obligations               --     12,539,429      --       12,539,429
   U.S. Government Agency Obligations                   --     10,694,670      --       10,694,670
   U.S. Treasury Obligations                            --      2,783,716      --        2,783,716
   Collateralized Mortgage Obligations                  --         55,372      --           55,372
   Short-Term Investment                        25,714,727             --      --       25,714,727
                                               -----------   ------------     ---     ------------
Total Investments in Securities                $25,714,727   $187,316,764     $--     $213,031,491
                                               -----------   ------------     ---     ------------
OTHER FINANCIAL INSTRUMENTS
   Futures -- Unrealized Appreciation          $    15,206                            $     15,206
   Futures -- Unrealized Depreciation              (56,766)            --      --          (56,766)
                                               -----------   ------------     ---     ------------
Total Other Financial Instruments              $   (41,560)  $         --     $--     $    (41,560)
                                               -----------   ------------     ---     ------------

SCHRODER FUNDS

FAIR VALUE MEASUREMENTS
JANUARY 31, 2010 (UNAUDITED)

SCHRODER MULTI-ASSET GROWTH PORTFOLIO          LEVEL 1              LEVEL 2    LEVEL 3    TOTAL
--------------------------------------         ----------           -------   -------   ----------
INVESTMENTS IN SECURITIES
   Equities
      Domestic Equity                          $ 1,374,154  $          --       $--     $1,374,154
      International Equities                     1,411,005             --        --      1,411,005
                                               -----------        -------       ---     ----------
                                                 2,785,159             --        --      2,785,159
                                               -----------        -------       ---     ----------
   Fixed Income
      Corporate Bond                               635,758             --        --        635,758
      Emerging Market Bonds                        786,099             --        --        786,099
      High Yield Bonds                             723,595             --        --        723,595
                                               -----------        -------       ---     ----------
                                                 2,145,452             --        --      2,145,452
                                               -----------        -------       ---     ----------
   Commodities                                     578,377             --        --        578,377
                                               -----------        -------       ---     ----------
   Real Estate                                     302,189             --        --        302,189
                                               -----------        -------       ---     ----------
   Infrastructure                                  255,100             --        --        255,100
                                               -----------        -------       ---     ----------
   Private Equity                                   49,695             --        --         49,695
                                               -----------        -------       ---     ----------
   Absolute Return                                  35,677             --        --         35,677
                                               -----------        -------       ---     ----------
   Short-Term Investment                           666,912             --        --        666,912
                                               -----------        -------       ---     ----------
Total Investments in Securities                $ 6,818,561        $    --       $--     $6,818,561
                                               -----------        -------       ---     ----------
OTHER FINANCIAL INSTRUMENTS
   Forwards -- Unrealized Appreciation         $        --        $49,932       $--     $   49,932
   Forwards -- Unrealized Depreciation                  --         (1,837)       --         (1,837)
   Futures -- Unrealized Appreciation                   --             --        --             --
   Futures -- Unrealized Depreciation              (49,180)            --        --        (49,180)
                                               -----------        -------       ---     ----------
Total Other Financial Instruments              $   (49,180)       $48,095       $--     $   (1,085)
                                               -----------        -------       ---     ----------

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from November 1, 2009 through January 31, 2010 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Schroder Series Trust


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 29, 2010


By (Signature and Title)*               /s/ Alan M. Mandel
                                        ----------------------------------------
                                        Alan M. Mandel
                                        Treasurer and Chief Financial Officer

Date: March 29, 2010

* Print the name and title of each signing officer under his or her signature.